Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Loss on ordinary activities after taxation	$ (104,527)		$ (62,998)	[1]	$ (30,487)
Net finance expense - other	19,569		4,759	[1]	1,841
Depreciation and amortization	44,465		12,281	[1]	367
Amortization of inventory fair value step-up	27,617		7,473	[1]	0
Loss on disposal of fixed assets	133		43	[1]	0
Share based payment expenses	4,729		841	[1]	821
Non-cash change in fair value of contingent consideration	27,827		6,740	[1]	10,566
Non-cash contingent value rights finance expense	12,004		1,511	[1]	0
Impairment of intangible asset	0		4,670	[1]	0
Deferred taxation credit	(535)		(934)	[1]	0
Movements in working capital and other adjustments:
Change in trade and other receivables	(7,685)		(4,732)	[1]	(532)
Change in trade and other payables	8,909		(6,337)	[1]	3,051
Change in provision and other liabilities	4,663		4,928	[1]	0
Change in inventories	(10,609)		(5,894)	[1]	(928)
Change in non-current assets	331		177	[1]	(153)
Net cash flow from (used in) operating activities	26,891		(37,472)	[1]	(15,454)
Cash flow from investing activities
Net cash received on acquisition of subsidiary	0		24,985	[1]	0
Payments for property, plant and equipment	(1,503)		(578)	[1]	(80)
Payments for intangible assets	(963)		(74)	[1]	(155)
Deposit interest received	87		92	[1]	6
Net cash flow (used in) from investing activities	(2,379)		24,425	[1]	(229)
Cash flow from financing activities
Proceeds from issue of equity instruments, net of expenses	37,927		63,009	[1]	0
Proceeds from long term debt borrowings, net of debt issue costs	0		31,176	[1]	5,914
Repayment of long term debt	0		(21,990)	[1]	0
Interest paid	(10,780)		(6,253)	[1]	(283)
Payment of leases	(1,119)		0	[1]	0
Payment of deferred consideration	0		0		(2,366)
Net cash flow from financing activities	26,028		65,942	[1]	3,265
Exchange and other movements	1,029		3,108	[1]	(767)
Net change in cash and cash equivalents	51,569		56,003	[1]	(13,185)
Cash and cash equivalents at beginning of the year	67,229	[1]	11,226	[1]	24,411
Restricted cash at end of the year	223		2,032	[1]	1,362
Cash at bank available on demand at end of the year	118,575		65,197	[1]	9,864
Total cash and cash equivalents at end of the year	$ 118,798		$ 67,229	[1]	$ 11,226	[1]

[1]	see Note 27